The long-term derivative financial instruments on December 31, 2021 are due in accordance with the following schedule: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivative financial instruments	R$ 521,627	R$ 239,423
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	39,335
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	16,843
Later than four months [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	R$ 465,449